Patents:	12 Months Ended
Jul. 31, 2011
Patents Disclosure [Abstract]
Patent Disclosure [Text Block]
Note 5 - Patents:
The costs and accumulated amortization of patents are summarized as follows:

	July 31,
	2011	2010

Patents	$6,487,389	$6,221,777

Less: Accumulated Amortization	3,137,801	2,688,089

Patents, Net	$3,349,588	$3,533,688

Weighted Average Life	11.2 years	11.7 years

Amortization expense amounted to $430,650, $407,746, $390,773 for the years ended July 31, 2011, 2010 and 2009, respectively. Amortization expense is expected to be approximately $414,000 per year for the years ended July 31, 2012 through 2016.  During the years ended July 31, 2011, 2010 and 2009, the Company did not write off any patents.